NET INCOME PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET INCOME PER SHARE
Common shares reserved for future delivery to employees upon exercise of vested share options or grant of nonvested shares	4,085,575
Share options and nonvested shares excluded from dilutive share calculation	3,623,956	1,052,480	471,009